Variable Interest Entity - Schedule of Variable Interest Entity of Assets and Liabilities (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total current assets	$ 15,988,856	$ 12,989,673
Property, plant and equipment	2,084,455	2,283,672
Intangible assets	358,217	776,405
Non-current assets from discontinued operations
Total assets	24,629,085	22,248,087
Intercompany payable to the WFOE	13,809,458	13,851,481
Total current liabilities	27,504,894	28,571,686
Total liabilities	27,504,894	28,571,686
Total equity	$ (2,875,809)	$ (6,323,599)